Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.5%
Guernsey - 0.4%
IT Services - 0.4%
Amdocs, Ltd.	9,785	$732,309

United States - 99.1%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B	4,047	867,434
Auto Components - 1.0%
BorgWarner, Inc.	14,815	667,712
Gentex Corp.	19,202	669,190
QuantumScape Corp. (a)(b)	15,269	338,819
XL Fleet Corp. (b)	76,093	251,868
Total Auto Components		1,927,589
Automobiles - 1.2%
Canoo, Inc. (a)(b)	75,675	584,211
Fisker, Inc. (a)(b)	39,679	624,151
Lordstown Motors Corp. (a)(b) - Class A	58,056	200,293
Tesla, Inc. (b)	1,022	1,080,029
Total Automobiles		2,488,684
Banks - 2.9%
Amalgamated Financial Corp.	41,481	695,636
Bank of Hawaii Corp.	7,718	646,460
Commerce Bancshares, Inc. (a)	9,411	646,912
Cullen/Frost Bankers, Inc.	6,335	798,653
First Horizon Corp.	40,916	668,158
South State Corp. (a)	8,777	703,125
SVB Financial Group (b)	1,379	935,294
Truist Financial Corp.	11,847	693,642
Total Banks		5,787,880
Biotechnology - 1.8%
Agios Pharmaceuticals, Inc. (a)(b)	13,233	434,969
Alnylam Pharmaceuticals, Inc. (b)	4,836	820,088
Avita Medical, Inc. (b)	34,477	413,034
Biogen, Inc. (b)	2,439	585,165
Seagen, Inc. (b)	4,921	760,787
Vertex Pharmaceuticals, Inc. (b)	3,178	697,889
Total Biotechnology		3,711,932
Building Products - 3.4%
A.O. Smith Corp.	10,160	872,236
Advanced Drainage Systems, Inc.	6,618	900,908
Armstrong World Industries, Inc.	7,602	882,744
Fortune Brands Home & Security, Inc.	7,154	764,763
Lennox International, Inc.	2,193	711,321
Masco Corp.	11,469	805,353
Simpson Manufacturing Co., Inc.	6,595	917,167
Trex Co., Inc. (b)	7,463	1,007,729
Total Building Products		6,862,221
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	4,582	753,785
Ares Management Corp. - Class A	12,314	1,000,759
Charles Schwab Corp.	10,521	884,816
Interactive Brokers Group, Inc. - Class A	9,372	744,324
KKR & Co, Inc.	14,032	1,045,385
MarketAxess Holdings, Inc.	1,371	563,851
MSCI, Inc.	1,629	998,072
Northern Trust Corp.	6,556	784,163
T. Rowe Price Group, Inc.	4,053	796,982
Total Capital Markets		7,572,137
Chemicals - 0.4%
Ecolab, Inc.	3,198	750,219
Commercial Services & Supplies - 1.9%
Cintas Corp.	2,004	888,113
Clean Harbors, Inc. (b)	8,129	811,030
Copart, Inc. (b)	6,287	953,235
Rollins, Inc.	19,912	681,190
Steelcase, Inc. - Class A	47,803	560,251
Total Commercial Services & Supplies		3,893,819
Communications Equipment - 2.0%
Arista Networks, Inc. (a)(b)	9,042	1,299,787
Cisco Systems, Inc.	13,276	841,300
F5, Inc. (b)	3,276	801,670
Motorola Solutions, Inc.	3,645	990,347
Total Communications Equipment		3,933,104
Construction & Engineering - 1.0%
Ameresco, Inc. - Class A (b)	14,052	1,144,395
EMCOR Group, Inc.	6,098	776,824
Total Construction & Engineering		1,921,219
Construction Materials - 0.4%
Vulcan Materials Co.	4,059	842,567
Consumer Finance - 1.5%
American Express Co.	4,836	791,170
Discover Financial Services	7,229	835,383
PROG Holdings, Inc. (b)	15,783	711,971
SLM Corp.	38,106	749,545
Total Consumer Finance		3,088,069
Containers & Packaging - 1.4%
AptarGroup, Inc.	4,838	592,558
Avery Dennison Corp.	3,735	808,889
Crown Holdings, Inc.	7,060	780,977
Packaging Corp of America	5,128	698,177
Total Containers & Packaging		2,880,601
Distributors - 1.5%
Genuine Parts Co.	5,962	835,872
LKQ Corp.	16,142	969,004
Pool Corp.	1,982	1,121,813
Total Distributors		2,926,689
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (b)	17,244	606,127
Voya Financial, Inc.	10,776	714,556
Total Diversified Financial Services		1,320,683
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	22,858	562,307
ATN International, Inc. (a)	13,946	557,143
Verizon Communications, Inc.	11,844	615,414
Total Diversified Telecommunication Services		1,734,864
Electrical Equipment - 2.0%
Array Technologies, Inc. (a)(b)	22,912	359,489
ChargePoint Holdings, Inc. (a)(b)	25,593	487,547
FuelCell Energy, Inc. (a)(b)	47,419	246,579
Hubbell, Inc.	3,680	766,434
Rockwell Automation, Inc.	2,587	902,474
Romeo Power, Inc. (a)(b)	82,035	299,428
Shoals Technologies Group, Inc. - Class A (a)(b)	19,644	477,349
Sunrun, Inc. (a)(b)	11,297	387,487
Total Electrical Equipment		3,926,787
Electronic Equipment, Instruments & Components - 3.3%
CDW Corp.	4,132	846,151
Corning, Inc.	15,830	589,351
IPG Photonics Corp. (a)(b)	3,237	557,217
Itron, Inc. (b)	7,707	528,084
Keysight Technologies, Inc. (b)	4,762	983,400
Littelfuse, Inc.	2,590	815,021
National Instruments Corp.	15,967	697,279
Trimble, Inc. (b)	8,782	765,703
Zebra Technologies Corp. - Class A (b)	1,407	837,446
Total Electronic Equipment, Instruments & Components		6,619,652
Entertainment - 2.2%
Activision Blizzard, Inc.	7,373	490,526
Liberty Media Corp-Liberty Formula One - Class C (b)	15,783	998,116
Live Nation Entertainment, Inc. (a)(b)	8,072	966,137
Netflix, Inc. (b)	1,306	786,787
Take-Two Interactive Software, Inc. (b)	3,865	686,888
Walt Disney Co. (b)	3,699	572,938
Total Entertainment		4,501,392
Food & Staples Retailing - 0.6%
PriceSmart, Inc.	7,081	518,117
Sysco Corp.	8,714	684,484
Total Food & Staples Retailing		1,202,601
Food Products - 1.2%
Beyond Meat, Inc. (a)(b)	5,250	342,090
Hain Celestial Group, Inc. (b)	15,669	667,656
Lamb Weston Holdings, Inc.	8,857	561,357
McCormick & Co., Inc. (a)	7,704	744,283
Total Food Products		2,315,386
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (b)	1,262	829,361
Cooper Cos.	1,778	744,875
DexCom, Inc. (a)(b)	1,901	1,020,742
Edwards Lifesciences Corp. (b)	8,167	1,058,036
IDEXX Laboratories, Inc. (b)	1,396	919,210
ResMed, Inc.	3,531	919,755
Teleflex, Inc.	1,646	540,678
Total Health Care Equipment & Supplies		6,032,657
Health Care Providers & Services - 0.9%
AMN Healthcare Services, Inc. (b)	9,271	1,134,121
Henry Schein, Inc. (b)	9,866	764,911
Total Health Care Providers & Services		1,899,032
Health Care Technology - 0.6%
Cerner Corp.	9,525	884,587
Teladoc Health, Inc. (a)(b)	3,756	344,876
Total Health Care Technology		1,229,463
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (b)	290	695,777
Chipotle Mexican Grill, Inc. (b)	478	835,664
Hilton Worldwide Holdings, Inc. (b)	5,648	881,031
Total Hotels, Restaurants & Leisure		2,412,472
Household Durables - 1.6%
GoPro, Inc. - Class A (a)(b)	58,703	605,228
NVR, Inc. (b)	144	850,877
Tempur Sealy International, Inc.	18,740	881,342
TopBuild Corp. (a)(b)	3,259	899,190
Total Household Durables		3,236,637
Household Products - 0.4%
Church & Dwight Co., Inc.	7,852	804,830
Independent Power and Renewable Electricity Producers - 1.0%
Clearway Energy, Inc. - Class A	26,216	877,712
Ormat Technologies, Inc. (a)	8,721	691,575
Sunnova Energy International, Inc. (a)(b)	16,737	467,297
Total Independent Power and Renewable Electricity Producers		2,036,584
Insurance - 3.4%
American Financial Group, Inc.	6,543	898,484
American National Group, Inc.	6,377	1,204,232
Cincinnati Financial Corp.	6,678	760,824
Citizens, Inc. (a)(b)	118,021	626,692
Erie Indemnity Co. - Class A (a)	3,104	598,017
Globe Life, Inc.	7,080	663,538
Hartford Financial Services Group, Inc.	10,304	711,388
MetLife, Inc.	11,359	709,824
W R Berkley Corp.	9,135	752,633
Total Insurance		6,925,632
Interactive Media & Services - 0.5%
Alphabet, Inc. - Class A (b)	330	956,023
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (b)	218	726,886
eBay, Inc.	11,197	744,601
Etsy, Inc. (a)(b)	3,385	741,112
Total Internet & Direct Marketing Retail		2,212,599
IT Services - 5.1%
Akamai Technologies, Inc. (a)(b)	6,704	784,636
Broadridge Financial Solutions, Inc.	4,485	819,948
DXC Technology Co. (b)	21,855	703,512
Fidelity National Information Services, Inc.	4,877	532,325
Fiserv, Inc. (a)(b)	5,740	595,755
Gartner, Inc. (b)	3,741	1,250,690
Global Payments, Inc.	3,391	458,395
International Business Machines Corp.	5,206	695,834
Jack Henry & Associates, Inc.	4,518	754,461
Kyndryl Holdings, Inc. (a)(b)	1,040	18,824
MasterCard, Inc. - Class A	1,918	689,176
Paychex, Inc.	7,029	959,459
PayPal Holdings, Inc. (b)	2,811	530,098
VeriSign, Inc. (b)	3,435	871,872
Visa, Inc. - Class A (a)	3,232	700,407
Total IT Services		10,365,392
Leisure Products - 0.4%
Hasbro, Inc.	7,173	730,068
Life Sciences Tools & Services - 1.9%
Bio-Techne Corp.	1,789	925,521
Danaher Corporation	3,037	999,203
Illumina, Inc. (b)	1,778	676,422
West Pharmaceutical Services, Inc.	2,424	1,136,881
Total Life Sciences Tools & Services		3,738,027
Machinery - 3.8%
Deere & Co.	1,830	627,489
Dover Corporation	5,003	908,545
Energy Recovery, Inc. (a)(b)	37,258	800,674
Hyliion Holdings Corp. (a)(b)	64,041	397,054
Illinois Tool Works, Inc. (a)	3,095	763,846
Mueller Water Products, Inc. - Class A	49,443	711,979
Parker-Hannifin Corp.	2,174	691,593
Watts Water Technologies, Inc. - Class A	5,763	1,119,002
Westinghouse Air Brake Technologies Corp.	8,648	796,567
Xylem, Inc.	6,515	781,279
Total Machinery		7,598,028
Media - 1.9%
Discovery, Inc. - Class A (a)(b)	15,721	370,072
John Wiley & Sons, Inc. - Class A (a)	12,654	724,695
Liberty Broadband Corp. - Class C (b)	4,550	733,005
New York Times Co. - Class A	13,513	652,678
Sirius XM Holdings, Inc. (a)	112,575	714,851
TEGNA, Inc.	36,551	678,387
Total Media		3,873,688
Metals & Mining - 0.3%
Compass Minerals International, Inc. (a)	11,057	564,792
Multiline Retail - 0.5%
Kohl’s Corp. (a)	11,536	569,763
Nordstrom, Inc. (a)(b)	18,043	408,133
Total Multiline Retail		977,896
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A	2,353	871,081
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	10,877	678,181
Catalent, Inc. (b)	6,489	830,787
Merck & Co, Inc.	8,971	687,537
Organon & Co. (a)	891	27,131
Pfizer, Inc.	19,110	1,128,446
Zoetis, Inc.	4,348	1,061,042
Total Pharmaceuticals		4,413,124
Professional Services - 0.9%
Robert Half International, Inc.	8,799	981,265
Verisk Analytics, Inc.	3,873	885,871
Total Professional Services		1,867,136
Real Estate Investment Trusts (REITs) - 4.9%
AGNC Investment Corp. (a)	41,780	628,371
Annaly Capital Management, Inc. (a)	80,810	631,934
Camden Property Trust	6,244	1,115,678
Gladstone Land Corp.	37,644	1,270,862
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	12,233	649,817
Hudson Pacific Properties, Inc.	25,505	630,229
Prologis, Inc.	6,491	1,092,825
Public Storage	2,793	1,046,146
Regency Centers Corp.	12,196	918,969
SBA Communications Corp.	2,467	959,712
UDR, Inc.	15,655	939,143
Total Real Estate Investment Trusts (REITs)		9,883,686
Road & Rail - 2.7%
AMERCO	1,113	808,294
CSX Corp.	21,341	802,422
JB Hunt Transport Services, Inc.	4,072	832,317
Landstar System, Inc.	4,144	741,859
Lyft, Inc. - Class A (a)(b)	10,813	462,039
Old Dominion Freight Line, Inc.	2,844	1,019,232
Ryder System, Inc.	9,123	752,009
Total Road & Rail		5,418,172
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc. (b)	8,704	1,252,506
Analog Devices, Inc.	4,213	740,519
Applied Materials, Inc.	5,126	806,627
Enphase Energy, Inc. (b)	4,210	770,177
First Solar, Inc. (a)(b)	7,826	682,114
KLA Corp.	2,072	891,188
Lam Research Corp.	1,148	825,584
NVIDIA Corp.	5,119	1,505,550
ON Semiconductor Corp. (b)	16,419	1,115,178
Power Integrations, Inc. (a)	8,401	780,369
Qorvo, Inc. (b)	3,738	584,586
Qualcomm, Inc.	5,187	948,547
Rambus, Inc. (a)(b)	35,147	1,032,970
SunPower Corp. (a)(b)	20,428	426,332
Teradyne, Inc.	5,621	919,202
Texas Instruments, Inc.	3,640	686,031
Universal Display Corp.	2,886	476,277
Wolfspeed, Inc. (a)(b)	6,318	706,163
Xilinx, Inc.	5,513	1,168,921
Total Semiconductors & Semiconductor Equipment		16,318,841
Software - 6.4%
Adobe Systems, Inc. (a)(b)	1,433	812,597
Ansys, Inc. (b)	2,008	805,449
Autodesk, Inc. (b)	2,465	693,133
Cadence Design System, Inc. (b)	4,987	929,327
Dolby Laboratories, Inc. - Class A	6,943	661,112
Intuit, Inc.	1,785	1,148,148
Mandiant, Inc. (a)(b)	34,917	612,444
Microsoft Corp.	2,906	977,346
NCR Corp. (b)	18,003	723,721
Paycom Software, Inc. (b)	1,845	766,026
salesforce.com, Inc. (b)	3,224	819,315
ServiceNow, Inc. (b)	1,363	884,737
Splunk, Inc. (b)	5,044	583,692
Tyler Technologies, Inc. (b)	1,607	864,486
VMware, Inc. - Class A	4,542	526,327
Workday, Inc. - Class A (b)	2,747	750,425
Zoom Video Communications, Inc. - Class A (a)(b)	2,123	390,441
Total Software		12,948,726
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	3,748	899,070
Bath & Body Works, Inc.	11,079	773,203
Foot Locker, Inc.	12,202	532,373
Gap, Inc. (a)	23,004	406,021
Lowe’s Cos., Inc.	3,609	932,853
Ross Stores, Inc.	5,714	652,996
TJX Cos., Inc.	10,379	787,974
Tractor Supply Co.	3,871	923,621
Victoria’s Secret & Co. (b)	3,685	204,665
Williams-Sonoma, Inc. (a)	3,828	647,430
Total Specialty Retail		6,760,206
Technology Hardware, Storage & Peripherals - 1.5%
3D Systems Corp. (a)(b)	24,902	536,389
Apple, Inc.	5,607	995,635
Hewlett Packard Enterprise Co.	43,896	692,240
NetApp, Inc.	9,439	868,294
Total Technology Hardware, Storage & Peripherals		3,092,558
Thrifts & Mortgage Finance - 1.3%
Capitol Federal Financial, Inc.	53,268	603,526
New York Community Bancorp, Inc. (a)	55,232	674,383
TFS Financial Corp.	34,179	610,779
Washington Federal, Inc.	22,406	747,912
Total Thrifts & Mortgage Finance		2,636,600
Trading Companies & Distributors - 2.1%
Herc Holdings, Inc.	6,744	1,055,773
MSC Industrial Direct Co., Inc. - Class A (a)	7,662	644,068
United Rentals, Inc. (b)	2,070	687,840
W.W. Grainger, Inc.	1,712	887,227
WESCO International, Inc. (b)	7,896	1,039,035
Total Trading Companies & Distributors		4,313,943
Water Utilities - 1.9%
American States Water Co. (a)	9,088	940,063
American Water Works Co., Inc.	4,578	864,601
California Water Service Group	12,190	875,973
Middlesex Water Co. (a)	8,681	1,044,325
Total Water Utilities		3,724,962
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (b)	5,451	632,207
Total United States		199,550,591
TOTAL COMMON STOCKS (Cost $159,450,183)		200,282,900

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 15.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	31,575,479	31,575,479
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $31,575,479)		31,575,479

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 0.03% (c)	951,751	951,751
TOTAL SHORT-TERM INVESTMENTS (Cost $951,751)		951,751

Total Investments (Cost $191,977,413) - 115.7%		232,810,130
Liabilities in Excess of Other Assets - (15.7)%		(31,521,577)
TOTAL NET ASSETS - 100.0%		$201,288,553

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

ETHO
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$200,282,900	$-	$-	$200,282,900
Short-Term Investments	951,751	-	-	951,751
Investments Purchased with Securities Lending Collateral*	-	-	-	31,575,479
Total Investments in Securities	$201,234,651	$-	$-	$232,810,130

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.